ORGANIZATION - Net revenue, net loss, operating, investing and financing cash flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Variable interest entity
Total net revenues	¥ 60,668,779	$ 8,796,146	¥ 80,752,439	¥ 70,480,978
Net income (loss)	(1,397,284)	(202,586)	(524,766)	2,778,323
Net cash used in operating activities	8,460,754	1,226,695	3,595,122	9,361,949
Net cash provided by investing activities	(8,472,355)	(1,228,376)	(24,884,074)	(14,977,618)
Net cash used in financing activities	(1,154,993)	(167,459)	(1,074,173)	25,406,250
Net increase (decrease) in cash, cash equivalents and restricted cash	(1,137,950)	$ (164,987)	(22,805,266)	17,606,899
VIE
Variable interest entity
Total net revenues from third party	470,564		946,883	1,020,299
Total net revenues from non-VIE subsidiaries of the Group	183,146		184,717	187,299
Total net revenues	653,710		1,131,600	1,207,598
Net income (loss)	97,023		(52,557)	614,223
Net cash used in operating activities	(1,537,384)		(1,604,900)	(2,192,335)
Net cash provided by investing activities	185,267		3,784,129	3,413,849
Net cash used in financing activities	(849,738)		(1,440,230)	(1,571,848)
Net increase (decrease) in cash, cash equivalents and restricted cash	¥ (2,201,855)		¥ 738,999	¥ (350,334)